Credit Facilities and Lease Obligations - Other Lease Related Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Interest expense on lease obligations	$ 8.1	$ 6.6	$ 6.1
Variable lease payments not included in the measurement of lease obligations	1.2	0.9	0.8
Expenses relating to short-term leases or low-value leases	$ 1.8	$ 1.5	$ 3.7